Schedule of Investments California Municipal Fund Inc.^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 157.4%
American Samoa 0.9%
$600,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	$624,411
California 133.9%
1,875,000	California Community Choice Financing Clean Energy Project Authority Revenue Green Bond, Series 2021 B-1, 4.00%, due 2/1/2052 Putable 8/1/2031	1,863,909
	California Educational Facilities Authority Refunding Revenue (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	256,433
260,000	Series 2016-A, 3.00%, due 10/1/2029	242,974
400,000	Series 2016-A, 3.00%, due 10/1/2030	369,961
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,035,435
	California Housing Finance Agency Municipal Certificate
1,224,998	Class A, Series 2019-2, 4.00%, due 3/20/2033	1,200,043
965,428	Class A, Series 2021-1-A, 3.50%, due 11/20/2035	903,962
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	380,323 (a)
270,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	270,242
1,000,000	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project), Series 2014, 5.63%, due 7/1/2044	983,653 (a)
500,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	500,264
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
160,000	Series 2015-A, 4.50%, due 10/1/2025	157,950
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,005,260 (a)
1,000,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,008,040 (a)
500,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	507,281 (a)
	California Municipal Finance Authority Revenue (Biola University)
375,000	Series 2013, 4.00%, due 10/1/2025 Pre-Refunded 10/1/2023	375,356
410,000	Series 2013, 4.00%, due 10/1/2026 Pre-Refunded 10/1/2023	410,389
455,000	Series 2013, 4.00%, due 10/1/2027 Pre-Refunded 10/1/2023	455,432
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	352,482
500,000	Series 2015, 5.00%, due 11/1/2040	479,637
300,000	Series 2015, 5.00%, due 11/1/2044	280,607
	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group)
605,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	609,731
630,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	634,927
330,000	Series 2014-A, 4.00%, due 1/1/2029 Pre-Refunded 7/1/2024	332,581
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM Insured), 4.00%, due 5/15/2048	1,886,322
	California Public Finance Authority Refunding (Henry Mayo Newhall Hospital)
400,000	Series 2021-A, 4.00%, due 10/15/2027	402,281
360,000	Series 2021-A, 4.00%, due 10/15/2028	362,880
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,481,502 (a)
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
	California School Facility Finance Authority Revenue (KIPP LA Project)
$127,000	Series 2014-A, 4.13%, due 7/1/2024	$126,954 (a)
375,000	Series 2017-A, 5.00%, due 7/1/2025	380,015 (a)
130,000	Series 2017-A, 5.00%, due 7/1/2027	135,382 (a)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	408,482 (a)
2,195,000	California State Department of Veterans Affairs Home Purchase Refunding Revenue, Series 2016-A, 3.00%, due 6/1/2029	2,178,596
	California State General Obligation
2,000,000	Series 2020, 3.00%, due 11/1/2050	1,557,352
3,900,000	Series 2022, 3.00%, due 4/1/2052	3,026,041
1,000,000	Series 2022, 5.00%, due 9/1/2052	1,102,912
1,125,000	California State Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), Series 2018-D, (SIFMA), 4.33%, due 8/1/2047 Putable 8/1/2024	1,113,153
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,030,613
710,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	71,000 (a)(b)
600,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	14,806 (a)(b)
550,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	329,995 (a)(b)
1,365,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	1,371,640 (a)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	409,323 (a)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	401,221 (a)
1,060,000	California State School Finance Authority Education Facility Revenue (New Designs Charter School Administration Campus Project), Series 2019-A, 5.00%, due 6/1/2050	976,603 (a)
100,000	California State School Finance Authority Education Facility Revenue (Partnerships Uplifts Community Valley Project), Series 2014-A, 5.35%, due 8/1/2024 Pre-Refunded 2/1/2024	100,457 (a)
1,000,000	California Statewide Communities Development Authority College Housing Revenue (NCCD-Hooper Street LLC-College of the Arts Project), Series 2019, 5.25%, due 7/1/2052	946,007 (a)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,245,931
720,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	736,821
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	500,160 (a)
700,000	California Statewide Communities Development Authority Revenue (Redwoods Project), Series 2013, 5.00%, due 11/15/2028 Pre-Refunded 11/15/2023	703,783
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	588,823 (a)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,526,066
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,443,231
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	428,190
2,055,000	California Statewide Communities Development Authority Student Housing Revenue (University of Irvin Campus Apartments Phase IV), Series 2017-A, 5.00%, due 5/15/2032	2,141,819
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	512,252 (a)
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
	Corona-Norco Unified School District Public Finance Authority Senior Lien Revenue
$350,000	Series 2013-A, 5.00%, due 9/1/2026 Pre-Refunded 9/1/2023	$350,492
560,000	Series 2013-A, 5.00%, due 9/1/2027 Pre-Refunded 9/1/2023	560,788
2,000,000	Davis Joint Unified School District Certificate of Participation (Yolo Co.), Series 2014, (BAM Insured), 4.00%, due 8/1/2024	2,014,031
1,250,000	Emeryville Redevelopment Agency Successor Agency Tax Allocation Refunding Revenue, Series 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,271,564
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,269,440
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	422,265
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,069,518
1,000,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM Insured), 5.25%, due 10/15/2026	1,029,282
	Irvine Special Tax (Community Facility District No. 2005-2)
150,000	Series 2013, 4.00%, due 9/1/2023	150,050
300,000	Series 2013, 4.00%, due 9/1/2024	300,133
450,000	Series 2013, 4.00%, due 9/1/2025	450,234
645,000	Series 2013, 3.50%, due 9/1/2026	641,872
690,000	Series 2013, 3.63%, due 9/1/2027	689,988
680,000	Jurupa Public Financing Authority Special Tax Revenue, Series 2014-A, 5.00%, due 9/1/2024	691,859
2,650,000	Los Angeles County Metropolitan Transportation Authority Revenue (Green Bond), Series 2020-A, 5.00%, due 6/1/2031	3,074,194
1,500,000	Los Angeles Department of Airports Airport Revenue, Series 2020-C, 4.00%, due 5/15/2050	1,409,618
1,400,000	Los Angeles Department of Water & Power Revenue Refunding, (LOC: Barclays Bank PLC), Series 2001-B-3, 3.35%, due 7/1/2034	1,400,000 (c)
1,400,000	Los Angeles Department of Water & Power Water System Revenue Refunding, (LOC: Barclays Bank PLC), Series 2019-A-2R, 3.35%, due 7/1/2045	1,400,000 (c)
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,965,935
1,385,000	Ohlone Community College District General Obligation (Election 2010), Series 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,085,658
450,000	Oxnard Harbor District Revenue, Series 2011-B, 4.50%, due 8/1/2024	453,047
1,000,000	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project), Series 2014, (AGM Insured), 5.00%, due 9/1/2027	1,019,782
335,000	Riverside County Community Facilities District Special Tax Revenue (Scott Road), Series 2013, 5.00%, due 9/1/2025	335,302
300,000	Riverside County Transportation Commission Toll Revenue Refunding Senior Lien (RCTC No. 91 Express Lanes), Series 2021-B1, 4.00%, due 6/1/2046	286,998
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	99,045
200,000	Series 2017, 4.00%, due 9/1/2030	197,858
525,000	Series 2017, 3.25%, due 9/1/2031	483,994
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,770,251
	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities)
1,000,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,027,659
400,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	429,426
1,950,000	Sacramento County Airport System Revenue Refunding, Series 2018-C, 5.00%, due 7/1/2033	2,075,129
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	506,888 (a)
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	$1,968,915
1,000,000	Santa Monica-Malibu Unified School District Refunding General Obligation, Series 2013, 3.00%, due 8/1/2027 Pre-Refunded 8/1/2023	1,000,000
	Sulphur Springs Union School District Certificate of Participation Conv. Capital Appreciation Bonds
80,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037	81,556
525,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	565,700
450,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037 Pre-Refunded 12/1/2025	483,308
170,000	Series 2010, (AGM Insured), 6.50%, due 12/1/2037	182,508
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,002,156
500,000	Tobacco Securitization Authority Southern California Tobacco Settlement Revenue Refunding (San Diego Co. Asset Securitization Corp.), Series 2019-A, 5.00%, due 6/1/2048	520,876
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM Insured), 4.13%, due 8/1/2047	2,014,741
3,000,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	3,591,613
3,500,000	William S. Hart Union High School District General Obligation Capital Appreciation (Election 2001), Series 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,150,541
2,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	2,393,953 (d)
		94,145,652
Guam 3.9%
525,000	Antonio B Won Pat International Airport Authority Revenue Refunding, Series 2023-A, 5.38%, due 10/1/2040	516,916
500,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	478,361
600,000	Guam Government Hotel Occupancy Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/1/2040	604,393
1,075,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2037	1,126,975
		2,726,645
Kansas 0.6%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
160,000	Series 2019, 3.60%, due 6/1/2030	151,515
300,000	Series 2021, 3.50%, due 6/1/2034	265,244
		416,759
Louisiana 0.7%
500,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	501,675
New Jersey 0.3%
205,000	New Jersey State Economic Development Authority Revenue (Continental Airlines, Inc., Project), Series 1999, 5.13%, due 9/15/2023	205,042
New York 0.8%
650,000	Build NYC Resource Corp. Revenue, Series 2014, 5.25%, due 11/1/2034	584,849
Ohio 5.3%
3,775,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	3,508,568
280,000	Southern Ohio Port Exempt Facility Authority Revenue, (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	208,874 (a)
		3,717,442
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Puerto Rico 7.0%
$500,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	$416,074
875,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2027	915,432
3,662,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	3,564,091
		4,895,597
South Carolina 0.9%
395,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	421,792
250,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	186,907 (a)
		608,699
Texas 0.7%
294,783	Mission Economic Development Corp. Water Supply Revenue (Green Bond-Environmental Water Minerals Project), Series 2015, 7.75%, due 1/1/2045	5,896 (a)(b)
450,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Bridgemoor Plano Project), Series 2018-A, 7.25%, due 12/1/2053	470,250 (b)
		476,146
Virgin Islands 2.1%
1,500,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	1,494,959
Wisconsin 0.3%
300,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	253,879 (a)
Total Investments 157.4% (Cost $114,339,253)		110,651,755
Other Assets Less Liabilities 7.6%		5,360,118
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (65.0%)		(45,700,000)
Net Assets Applicable to Common Stockholders 100.0%		$70,311,873

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $13,801,623, which represents 19.6% of net assets applicable to common stockholders of the Fund.

(b)	Defaulted security.
(c)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2023.

(d)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
See Notes to Schedule of Investments

Schedule of Investments California Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$110,651,755	$—	$110,651,755
Total Investments	$—	$110,651,755	$—	$110,651,755

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement"("ASC 820"), all investments held by Neuberger Berman California Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments California Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.